UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lucrum Capital LLC
Address: One Sansome Street - Suite 3908
         San Francisco, CA  94104

13F File Number:  028-12891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ben Hovermale
Title:     Principal
Phone:     415.288.2125

Signature, Place, and Date of Signing:

      /s/  Ben Hovermale     San Francisco, CA     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $35,188 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     1140    40000 SH       SOLE                    40000        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108     1396    30000 SH       SOLE                    30000        0        0
AMAG PHARMACEUTICALS INC       COM              00163U106      359    10000 SH       SOLE                    10000        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     1213    50000 SH       SOLE                    50000        0        0
CEPHALON INC                   COM              156708109     2311    30000 SH       SOLE                    30000        0        0
CNINSURE INC                   SPONSORED ADR    18976M103      694    80000 SH       SOLE                    80000        0        0
COMPELLENT TECHNOLOGIES INC    COM              20452A108      869    90288 SH       SOLE                    90288        0        0
DATATRAK INTL INC              COM              238134100      120   600000 SH       SOLE                   600000        0        0
DTS INC                        COM              23335C101      642    35000 SH       SOLE                    35000        0        0
ENDWAVE CORP                   COM NEW          29264A206      864   360000 SH       SOLE                   360000        0        0
EPIQ SYS INC                   COM              26882D109     1755   105000 SH       SOLE                   105000        0        0
EVEREST RE GROUP LTD           COM              G3223R108     1523    20000 SH       SOLE                    20000        0        0
FAIR ISAAC CORP                COM              303250104     1349    80000 SH       SOLE                    80000        0        0
GAMESTOP CORP NEW              CL A             36467W109      650    30000 SH       SOLE                    30000        0        0
GILEAD SCIENCES INC            COM              375558103     1279    25000 SH       SOLE                    25000        0        0
HATTERAS FINL CORP             COM              41902R103      798    30000 SH       SOLE                    30000        0        0
I D SYSTEMS INC                COM              449489103     1114   275000 SH       SOLE                   275000        0        0
ICICI BK LTD                   ADR              45104G104      674    35000 SH       SOLE                    35000        0        0
INTERACTIVE INTELLIGENCE INC   COM              45839M103      577    90000 SH       SOLE                    90000        0        0
K12 INC                        COM              48273U102     1031    55000 SH       SOLE                    55000        0        0
LEGG MASON INC                 COM              524901105      767    35000 SH       SOLE                    35000        0        0
MFA MTG INVTS INC              COM              55272X102     1060   180000 SH       SOLE                   180000        0        0
MICRONETICS INC DEL            COM              595125105      504   150000 SH       SOLE                   150000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     1918   140000 SH       SOLE                   140000        0        0
NUMEREX CORP PA                CL A             67053A102     1247   348363 SH       SOLE                   348363        0        0
NVIDIA CORP                    COM              67066G104      807   100000 SH       SOLE                   100000        0        0
PHASE FORWARD INC              COM              71721R406     1474   117700 SH       SOLE                   117700        0        0
SHIRE PLC                      SPONSORED ADR    82481R106      944    21090 SH       SOLE                    21090        0        0
SMITH MICRO SOFTWARE INC       COM              832154108      250    45000 SH       SOLE                    45000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      865    10000 SH       SOLE                    10000        0        0
TELETECH HOLDINGS INC          COM              879939106      668    80000 SH       SOLE                    80000        0        0
TRAVELERS COMPANIES INC        COM              89417E109     1808    40000 SH       SOLE                    40000        0        0
VNUS MED TECHNOLOGIES INC      COM              928566108     1946   120000 SH       SOLE                   120000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      572    80000 SH       SOLE                    80000        0        0